Other current assets (Tables)	6 Months Ended
Jun. 30, 2024
Other Current Assets [Abstract]
Summary of Other Current Assets

	June 30, 2024	December 31, 2023
	€	€
Prepayments	5,921,334	4,959,889
Other assets	—	620,815
	5,921,334	5,580,704